Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturities of operating lease receivables [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Remainder of Fiscal Year	$ 538
Lessor, Operating Lease, Payments to be Received, Remainder of Fiscal Year	2,287
Lessor, Operating Lease, Payments to be Received, Two Years	1,218
Lessor, Operating Lease, Payments to be Received, Three Years	426
Lessor, Operating Lease, Payments to be Received, Four Years	81
Lessor, Operating Lease, Payments to be Received, Rolling Year Five	0
Lessor, Operating Lease, Payments to be Received, Thereafter	0
Lessor, Operating Lease, Payments to be Received	4,012
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	396
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	350
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	126
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received	1,410
Sales-type and Direct Financing Leases, Lease Receivable	1,329
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount	81
Equipment Leased to Other Party [Member]
Maturities of operating lease receivables [Line Items]
Depreciation	$ 2,100	$ 2,700	$ 1,600